UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: 	June 30, 2012

Check here if Amendment  [   ]; Amendment Number: ________
This Amendment (Check only one.):	[   ]  is a restatement
                        		[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Argus Investors' Counsel, Inc.
Address:       Holly Pond Plaza, 1281 E. Main St. 1st fl
               Stamford, Connecticut 06902

13F Filing Number:  28-542

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all requirements, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Sharon D. Wagoner
Title:    Chairman, President, Secretary and Chief Compliance Officer
Phone:    (203) 316-9000

Signature, Place and Date of Signing:

/s/Sharon D. Wagoner 	Stamford, Connecticut	          August 7, 2012
	[Signature]		[City, State]			[Date]

Report Type  (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None





FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 52

Form 13F Information Table Value Total: 211904
                                           (thousands)

List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

                                               FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co Com                      COM              88579Y101     4372    48790 SH       Sole                    44950              3840
Abbott Labs Com                COM              002824100      786    12185 SH       Sole                    11660               525
Air Prods & Chems Inc Com      COM              009158106     3986    49380 SH       Sole                    45040              4340
Alcoa Inc Com                  COM              013817101     3528   403200 SH       Sole                   369800             33400
American Express Co Com        COM              025816109     4919    84510 SH       Sole                    77900              6610
Amgen Inc Com                  COM              031162100     4676    64135 SH       Sole                    58835              5300
Apple Inc Com                  COM              037833100     5530     9470 SH       Sole                     8700               770
Archer Daniels Midland Com     COM              039483102     3862   130830 SH       Sole                   119505             11325
Automatic Data Process Com     COM              053015103     4767    85645 SH       Sole                    78895              6750
Becton Dickinson & Co Com      COM              075887109     3883    51940 SH       Sole                    47590              4350
Caterpillar Inc Del Com        COM              149123101     3401    40060 SH       Sole                    39760               300
Chubb Corp  Com                COM              171232101     4421    60710 SH       Sole                    55850              4860
Cisco Sys Inc Com              COM              17275R102     3927   228685 SH       Sole                   210610             18075
Coca-Cola Co Com               COM              191216100      588     7520 SH       Sole                     7520
Corning Inc Com                COM              219350105     4139   320100 SH       Sole                   295000             25100
Costco Whsl Corp Com           COM              22160K105     4832    50860 SH       Sole                    46690              4170
Disney Walt Co Com             COM              254687106     4853   100055 SH       Sole                    92305              7750
Emerson Elec Co Com            COM              291011104     3243    69620 SH       Sole                    69020               600
Exxon Mobil Corp Com           COM              30231G102     4983    58235 SH       Sole                    53885              4350
Fedex Corp Com                 COM              31428X106     4382    47830 SH       Sole                    44305              3525
General Dynamics Corp Com      COM              369550108     4061    61570 SH       Sole                    56920              4650
General Elec Co Com            COM              369604103     4325   207550 SH       Sole                   205900              1650
Google Inc Cl A                COM              38259P508     4148     7150 SH       Sole                     6600               550
Halliburton Co Com             COM              406216101      511    18000 SH       Sole                     8000             10000
Home Depot Inc Com             COM              437076102     4620    87185 SH       Sole                    80060              7125
Illinois Tool Wks Inc Com      COM              452308109     4243    80225 SH       Sole                    73625              6600
Ingersoll-Rand PLC             COM              G47791101     4172    98905 SH       Sole                    91125              7780
Intel Corp Com                 COM              458140100     4689   175940 SH       Sole                   162640             13300
International Bus Mach Com     COM              459200101     4519    23105 SH       Sole                    21445              1660
International Paper Co Com     COM              460146103     3505   121240 SH       Sole                   120240              1000
JPMorgan Chase & Co Com        COM              46625H100     3153    88245 SH       Sole                    87495               750
Johnson & Johnson Com          COM              478160104     4333    64140 SH       Sole                    58640              5500
Kimberly Clark Corp Com        COM              494368103     5121    61135 SH       Sole                    56535              4600
McDonalds Corp Com             COM              580135101     4380    49480 SH       Sole                    45830              3650
Microsoft Corp Com             COM              594918104     4661   152375 SH       Sole                   140500             11875
Morgan Stanley Com             COM              617446448     3713   254500 SH       Sole                   232900             21600
Nucor Corp Com                 COM              670346105     3748    98900 SH       Sole                    90000              8900
Occidental Pete CP Com         COM              674599105     4503    52500 SH       Sole                    48250              4250
Pepsico Inc Com                COM              713448108     4176    59095 SH       Sole                    53645              5450
Pfizer Inc Com                 COM              717081103     4890   212625 SH       Sole                   196225             16400
Procter & Gamble Co Com        COM              742718109     3953    64540 SH       Sole                    59265              5275
Qualcomm Inc Com               COM              747525103     4182    75100 SH       Sole                    69430              5670
Schlumberger Ltd Com           COM              806857108     3617    55730 SH       Sole                    55380               350
Staples Inc Com                COM              855030102     3892   298200 SH       Sole                   273900             24300
Stryker Corp Com               COM              863667101     4219    76565 SH       Sole                    70865              5700
Time Warner Inc Com            COM              887317303     4587   119135 SH       Sole                   109860              9275
US Bancorp DE Com              COM              902973304     4838   150425 SH       Sole                   138375             12050
Unilever NV NY                 COM              904784709     3356   100620 SH       Sole                    99820               800
Union Pac Corp Com             COM              907818108     5089    42650 SH       Sole                    39425              3225
Verizon Communications Com     COM              92343V104     5172   116385 SH       Sole                   107385              9000
Wal-Mart Stores Inc Com        COM              931142103     4668    66960 SH       Sole                    61660              5300
Walgreen Co Com                COM              931422109     3783   127890 SH       Sole                   116915             10975